Consolidated Balance Sheets (Parenthetical) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, shares authorized	4,000,000	4,000,000	4,000,000	0
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0	0	0
Preferred stock, shares outstanding	0	0	0	0
Common stock, shares authorized	55,000,000	55,000,000	55,000,000	55,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	14,755,144	14,755,144	9,754,364	4,454,665
Common stock, shares outstanding	14,755,144	14,755,144	9,754,364	4,454,665
Stock based compensation	$ 1,201,728	$ 2,401,046	$ 6,645,891	$ 6,492,653
Revision of Prior Period, Adjustment [Member]
Preferred stock, shares issued			1,702
Preferred stock, shares outstanding			1,702
Series B Preferred Stock [Member]
Preferred stock, shares authorized	5,000	5,000	5,000
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	150	150	0
Preferred stock, shares outstanding	150	150	0